Capitalized Software Development Costs	12 Months Ended
Dec. 31, 2022
Research and Development [Abstract]
Capitalized Software Development Costs
6.	Capitalized Software Development Costs
Capitalized software development costs consist of the following:
	December 31,
	2022	2021
Capitalized software development costs	$8,361	$3,724
Less: Accumulated amortization	(976)	(87)
	$7,385	$3,637
Amortization expense for capitalized software development for the years ended December 31, 2022 and 2021 amounted to $889 and $65, respectively. Amortization expense is included within “Depreciation and amortization” on the consolidated statements of operations and comprehensive income.
The Company wrote-off capitalized software development costs of $669 and $242 for the years ended December 31, 2022 and 2021, respectively. The write off charge is included within “Depreciation and amortization” on the consolidated statements of operations and comprehensive income.